Acquisitions (Details Narrative) - USD ($)		12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Net Income (Loss)		$ (22,492,075)	$ (31,513,389)
Vidello Limited [Member]
Business Combination [Line Items]
Payments to acquire businesses gross	$ 2,745,031
Business acquisition, amount withheld for indemnification expenses and other holdback provisions	$ 2,500,000
Business combination, consideration transferred number of shares	89,820
Business acquisition, amount for obligations of company shareholders	$ 1,000,000
Business acquisition, amount withheld for obligations of company shareholders to complete the transition	500,000
Business acquisition, amount withheld subject to certain revenue related conditions	$ 1,000,000
Business acquisition revenue holdback period	180 days
Business combination separely recognized transactions expenses and losses recognized		485,720
Payment for contingent consideration liability, investing activities		$ 500,000
Business combination holdback measurement period		180 days
Business combination contingent consideration change in contingent consideration liability increase decrease		$ 973,000
Business acquisition, lockup agreement period		180 days
Business acquisition cost of acquired entity transaction costs		$ 730,000
Business combination, consideration transferred	$ 6,267,747
Net Income (Loss)		$ 250,000	$ 734,000